Tax charge	6 Months Ended
Jun. 30, 2022
Tax charge
Tax charge

B3   Tax charge

B3.1Total tax charge by nature

The total tax charge from continuing operations in the income statement is as follows:

	2022 $m	2021 $m
Continuing operations:	Half year	Half year
Attributable to shareholders:
Hong Kong	(29)	(16)
Indonesia	(38)	(45)
Malaysia	(35)	(28)
Singapore	(3)	(23)
Growth markets and other	(74)	(73)
Eastspring	(14)	(15)
Total segment	(193)	(200)
Unallocated to a segment (central operations)	(1)	7
Tax charge attributable to shareholders	(194)	(193)
Attributable to policyholders:
Hong Kong	(30)	(40)
Indonesia	5	(2)
Malaysia	(4)	(2)
Singapore	155	(194)
Growth markets and other	—	—
Tax credit (charge) attributable to policyholders	126	(238)
Total tax charge from continuing operations	(68)	(431)

Analysed by:
Current tax	(255)	(189)
Deferred tax	187	(242)
Total tax charge from continuing operations	(68)	(431)

Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates that are equity-accounted for. Therefore, the actual tax charge in the income statement does not include tax arising from the results of joint ventures and associates including CPL.

The reconciliation of the expected to actual tax charge attributable to shareholders is provided in B3.2 below. The tax credit (charge) attributable to policyholders of $126 million (half year 2021: $(238) million) above is equal to the profit before tax attributable to policyholders. This is the result of accounting for policyholder income after the deduction of expenses and movement in unallocated surpluses on an after-tax basis.

B3.2Reconciliation of shareholder effective tax rate

In the reconciliation below, the expected tax rate reflects the corporation tax rates that are expected to apply to the taxable profit or loss of the continuing operations. It reflects the corporation tax rates of each jurisdiction weighted by reference to the amount of profit or loss contributing to the aggregate result from continuing operations.

	2022		2021
	Half year		Half year
	Tax	Percentage	Tax	Percentage
	attributable to	impact	attributable to	impact
	shareholders	on ETR	shareholders	on ETR
Continuing operations	$m	%	$m	%
Adjusted operating profit	1,661		1,571
Non-operating resultnote (i)	(1,361)		(308)
Profit before tax	300		1,263
Tax charge at the expected rate	(65)	22%	(259)	21%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary ratesnote (ii)	47	(16)%	33	(3)%
Deductions not allowable for tax purposesnote (iii)	(135)	45%	(34)	3%
Items related to taxation of life insurance businessesnote (iv)	49	(16)%	71	(6)%
Deferred tax adjustments including unrecognised tax lossesnote (v)	(48)	16%	(70)	5%
Effect of results of joint ventures and associatesnote (vi)	2	(1)%	37	(3)%
Irrecoverable withholding taxesnote (vii)	(30)	10%	(35)	3%
Other	(12)	4%	2	0%
Total (charge) credit on recurring items	(127)	42%	4	(1)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(1)	1%	6	0%
Movements in provisions for open tax mattersnote (viii)	(1)	0%	59	(5)%
Impact of changes in local statutory tax rates	—	0%	8	(1)%
Adjustments in relation to business disposals and corporate transactions	—	0%	(11)	1%
Total (charge) credit on non-recurring items	(2)	1%	62	(5)%
Total actual tax charge	(194)	65%	(193)	15%
Analysed into:
Tax on adjusted operating profit	(314)		(222)
Tax on non-operating resultnote (i)	120		29
Actual tax rate on:
Adjusted operating profit:
Including non-recurring tax reconciling itemsnote (ix)	19%		14%
Excluding non-recurring tax reconciling items	19%		19%
Total profitnote(ix)	65%		15%

Notes

(i)	‘Non-operating result’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments.
(ii)	Income not taxable or taxable at concessionary rates primarily relates to non-taxable investment income in Singapore and Malaysia.
(iii)	Deductions not allowable for tax purposes primarily relates to non-deductible investment losses in Growth markets.
(iv)	Items related to taxation of life insurance businesses primarily relates to Hong Kong where the taxable profit is computed as 5 per cent of net insurance premiums.
(v)	The unrecognised tax losses reconciling amount reflects losses arising where it is unlikely that relief for the losses will be available in future periods.
(vi)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.
(vii)	The Group incurs withholding tax on remittances received from certain jurisdictions and on certain investment income. Where these withholding taxes cannot be offset against corporate income tax or otherwise recovered, they represent a cost to the Group. Irrecoverable withholding tax on remittances is included in Other operations and is not allocated to any segment. Irrecoverable withholding tax on investment income is included in the relevant segment where the investment income is reflected.
(viii)	The statement of financial position contains the following provisions in relation to open tax matters.

Half year 2022 $m
Balance at beginning of period	42
Movements in the current period included in tax charge attributable to shareholders	1
Provisions utilised in the period	—
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	—
Balance at end of period	43

(ix)	The actual tax rates of the relevant business operations are shown below:

	Half year 2022%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	6%	22%	23%	14%	25%	11%	0%	19%
Tax rate on profit before tax	(5)%	22%	23%	5%	11%	11%	0%	65%

	Half year 2021%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	4%	20%	18%	16%	14%	9%	2%	14%
Tax rate on profit before tax	4%	20%	17%	14%	18%	9%	2%	15%